Schedule of Future Maturities of Lease Liabilities (Details)	Dec. 31, 2025 USD ($)
Leases
2026	$ 513,525
2027	513,525
2028	513,525
2029	513,524
Thereafter
Total Undiscounted Lease Obligations	2,054,099
Less: Imputed Interests	(284,989)
Present Value of Lease Obligations	$ 1,769,110